Intangible Assets and Goodwill - Goodwill (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Goodwill [Roll Forward]
Balance at December 31, 2020	$ 504
Acquisition of TLA	16,310
Balance at June 30, 2021	$ 16,814